Risk management and financial instruments (Restated) (Tables)	12 Months Ended
Dec. 31, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Realized and Unrealized Gains and Losses
Realized and unrealized gains and losses
The total realized and unrealized gains and losses recognized in the Consolidated Statement of Operations relating to the Company's derivative arrangements for the year ended December 31, 2016, 2015 and 2014 are as follows:

	Year ended December 31,
(In US$ millions)	2016	2015	2014
		Restated
(Losses) / gains recognized in the consolidated statement of operations relating to derivative financial instruments
Interest rate swap agreements not qualified as hedge accounting	(48)	(104)	(177)
Cross currency interest rate swaps not qualified as hedge accounting	(20)	(7)	(172)
Foreign currency forwards not qualified as hedge accounting	—	(9)	(58)
TRS agreements	(6)	(27)	(72)
Other	—	(3)	(18)
(Loss) / gain on derivative financial instruments	(74)	(150)	(497)

Interest Rate Swap and Cross Currency Interest Rate Swap Agreements
The Company's cross currency interest rate swap positions as at December 31, 2016, were as follows:

Cross currency interest rate swaps	Outstanding Principal	Original Outstanding Principal	Retranslated Outstanding Principal as at December 31, 2016
	(LCY million)	(US$ million)	(US$ million)
Seadrill NOK denominated	NOK1,800	316	210
Seadrill SEK denominated	SEK1,500	238	164
NADL NOK denominated	NOK1,500	253	175
Total		807	549
The Company’s interest rate swap agreements as at December 31, 2016, were as follows:

Maturity date	Total outstanding principal as at December 31, 2016	Receive rate	Pay rate range
	(In US$ millions)
Expiring in 2017	1,385	3 month LIBOR	0.74%	3.8%
Expiring in 2018	1,000	3 month LIBOR	1.1%	3.34%
Expiring in 2019	657	3 month LIBOR	1.11%	1.36%
Expiring in 2020	2,623	3 month LIBOR	1.11%	2.19%
Expiring in 2021 and thereafter	707	3 month LIBOR	1.38%	2.92%
Total	6,372

Schedule of Derivatives, by Variable Interest Entities
Below is a summary of the notional amount, fixed interest rate payable and duration of the outstanding principal as at December 31, 2016.

Variable interest entity	Outstanding principal as at December 31, 2016	Receive rate	Pay rate	Length of contract
	(In US$ millions)
SFL Linus Limited (West Linus)	4.0	1 month LIBOR	2.01%	Mar 2014 - Oct 2018
SFL Linus Limited (West Linus)	4.0	2 month LIBOR	2.01%	Mar 2014 - Nov 2018
SFL Linus Limited (West Linus)	168.2	3 month LIBOR	1.77%	Dec 2013 - Dec 2018

Carrying Value and Estimated at Fair Value of Financial Instruments
The carrying value and estimated fair value of the Company’s financial instruments at December 31, 2016 and December 31, 2015 are as follows:

	December 31, 2016		December 31, 2015
(In US$ millions)	Fair value	Carrying value	Fair value	Carrying value
Assets
Cash and cash equivalents	1,368	1,368	1,044	1,044
Restricted cash	75	75	248	248
Related party loans receivable - short term	174	174	371	371
Related party loans receivable - long term	487	487	464	464
Liabilities
Long-term floating rate debt (including the current portion)	6,542	7,333	8,204	8,204
Current portion of fixed rate CIRR loans	—	—	33	33
Long term portion of fixed rate CIRR loans	—	—	43	43
Fixed interest bonds - short term	432	843	—	—
Fixed interest bonds - long term	334	892	944	1,840
Floating interest bonds - long term	223	540	283	541
Related party fixed rate debt - long term	242	415	415	415

Financial Instruments Measured at Fair Value on a Recurring Basis
Financial instruments that are measured at fair value on a recurring basis:

	Fair value	Fair value measurements at reporting date using
		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
(In US$ millions)	December 31, 2016	(Level 1)	(Level 2)	(Level 3)
Assets:
Marketable securities - current and non-current assets	110	110	—	—
Interest rate swap contracts – non-current assets	4	—	4	—
Total assets	114	110	4	—

Liabilities:
Interest rate swap contracts – current liabilities	41	—	41	—
Interest rate swap contracts – non-current liabilities	1	—	1	—
Cross currency interest rate swap contracts – current liabilities	194	—	194	—
Total liabilities	236	—	236	—

	Fair value	Fair value measurements at reporting date using
		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
(In US$ millions)	December 31, 2015	(Level 1)	(Level 2)	(Level 3)
	Restated
Assets:
Marketable securities - current and non-current assets	291	291	—	—
Interest rate swap contracts – non-current assets	2	—	2	—
Total assets	293	291	2	—

Liabilities:
Interest rate swap contracts – current liabilities	98	—	98	—
Interest rate swap contracts – non-current liabilities	2	—	2	—
Cross currency interest rate swap contracts – current liabilities	193	—	193	—
Other derivative instruments – current liabilities	9	—	9	—
Total liabilities	302	—	302	—